Acquired Intangible Assets and Goodwill - Goodwill (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Acquired Intangible Assets and Goodwill
Goodwill	$ 3,124	$ 3,124
Impairment loss on goodwill	$ 0	$ 0